Guarantor and Non-Guarantor Supplemental Financial Information - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ in Millions	Dec. 08, 2015	Nov. 04, 2015
Senior Unsecured Notes Due 2026 [Member] | Private Placement [Member]
Condensed Financial Statements, Captions [Line Items]
Notes payable	$ 750
Interest rate	5.00%
HMS 1 Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of interest in subsidiary		100.00%